Vessels, net/ Advances for vessel acquisition/ Vessel held for sale (Tables)	6 Months Ended
Jun. 30, 2022
Vessels, net/ Advances for vessel acquisition/ Vessel held for sale [Abstract]
Vessels, Net
The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2021	410,054,143	(16,088,214)	393,965,929
— Acquisitions, improvements, and other vessel costs	21,619,754	—	21,619,754
— Transfers from Advances for vessel acquisition (b)	2,368,165	—	2,368,165
— Transfer to Vessel held for sale (c)	(10,018,583)	599,930	(9,418,653)
— Period depreciation	—	(11,294,074)	(11,294,074)
Balance June 30, 2022	424,023,479	(26,782,358)	397,241,121

Advances for Vessels acquisitions
The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:

Vessel Cost
Balance December 31, 2021	$2,368,165
—Transfer to Vessels, net (a)	(2,368,165)
Balance June 30, 2022	$—